Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2024